Expense Example {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Investor PRO -09 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	80
5 years	141
10 years	$ 318